Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	Oct. 26, 2023	Nov. 04, 2022	Sep. 30, 2025	Sep. 30, 2024
Warrants [Line Items]
Ordinary shares issued
Average daily closing price		90.00%
Warrant exercise price	$ 10.225
Financing expense			$ 453	$ 455
Warrants outstanding			6,100,000
Gross proceeds rate	7.50%
Ordinary shares percentage	1.00%
Fair value warrants			$ 17,739
Weighted average exercise price			$ 10.72
Warrant term			2 years 3 months 21 days
GEM Investor [Member]
Warrants [Line Items]
Equity interests outstanding			3.30%
GEM Warrant [Member]
Warrants [Line Items]
Ordinary shares issued		$ 125,000
Exercise price per share			$ 11.5
Warrants issued			2,839,951
Warrant exercise price			$ 11.5
Public Warrant [Member]
Warrants [Line Items]
Warrant exercise price			$ 0.01
Ordinary share purchased			1
Warrants outstanding			5,750,000
Sales price per share			$ 16.5
Private Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 16.5
Warrants issued			350,000
Ordinary share purchased			1
Common Warrants [Member]
Warrants [Line Items]
Warrants issued			3,850,857
Warrant exercise price			$ 9
FT Global Capital, Inc [Member]
Warrants [Line Items]
Warrants issued	25,672
Class A Ordinary Shares [Member]
Warrants [Line Items]
Warrants issued			9,574,077
Ordinary share purchased			1
Warrants outstanding			12,431,674
Class A Ordinary Shares [Member] | Public Warrant [Member]
Warrants [Line Items]
Exercise price per share			$ 11.5
Warrant exercise price			11.5
Class A Ordinary Shares [Member] | Private Warrant [Member]
Warrants [Line Items]
Warrant exercise price			$ 11.5